CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - ARS ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CONSOLIDATED STATEMENTS OF CASH FLOWS
Income tax paid	$ (10,892)	$ (8,764)
PP&E and intangible assets acquisition financed with trade payables	110,763	222,043
Right of use assets acquisition owed	140,390	218,871
Trade payables cancelled with government bonds		25,645
Issuance costs payable	1,530	215
Trade payables cancelled with borrowings		15,817
Dividend payable from subsidiaries		1,007
Dividend offset with trade payable	408
Acquisition of companies and joint ventures offset with other receivables		10,161
Acquisition of non-controlling interest offset against other receivables		1,590
Acquisition of non-controlling interest financed with other liabilities		33,190
Exchange Notes		162,405
Contribution pending integration		$ 785
Trade payables offset with sale of PP&E	$ 3,562